Defined Benefit Liability (Details 2)	Jun. 30, 2018	Jun. 30, 2017
Principal actuarial assumptions at the reporting date (expressed as weighted averages):
Discount rate used (10 year New Zealand Government Bond rate)	2.85%	2.97%
Inflation	2.00%	2.00%
Future salary increases	3.00%	3.00%
Future pension increases	2.00%	2.00%